ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Balance sheet (Details) - USD ($) $ in Thousands	Sep. 28, 2019	Dec. 30, 2018	Dec. 29, 2018	Dec. 30, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable, net	$ 74,758		$ 59,328	$ 67,152
Inventory	209,154		145,423	175,098
Prepaid expenses and other current assets	13,303		12,211	7,134
Deferred charges and other assets	1,663		1,014	1,011
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued expenses and other current liabilities	38,220		53,022	45,862
Taxes payable	2,863		6,390	12,280
Accumulated deficit	(194,287)		$ (240,104)	$ (296,184)
No. 2014-09
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accumulated deficit		$ (500)
Impact of Adoption | No. 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable, net	(8,360)
Inventory	2,780
Prepaid expenses and other current assets	(584)
Deferred charges and other assets	27
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued expenses and other current liabilities	(584)
Taxes payable	(1,340)
Accumulated deficit	(4,213)
Balances without Adoption of ASC 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable, net	66,398
Inventory	211,934
Prepaid expenses and other current assets	12,719
Deferred charges and other assets	1,690
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued expenses and other current liabilities	37,636
Taxes payable	1,523
Accumulated deficit	$ (198,500)